Label	Element	Value
Options Granted	gmsqf_OptionsGranted	$ 2,639
Private Placement, Amount	gmsqf_PrivatePlacementAmount	513,735
Common Shares
Options Granted	gmsqf_OptionsGranted	0
[Profit (loss)]	ifrs-full_ProfitLoss	0
Private Placement, Amount	gmsqf_PrivatePlacementAmount	$ 513,735
Private Placement, Shares	gmsqf_PrivatePlacementShares	20,000,000
Accumulated other comprehensive income
Options Granted	gmsqf_OptionsGranted	$ 0
[Profit (loss)]	ifrs-full_ProfitLoss	0
Private Placement, Amount	gmsqf_PrivatePlacementAmount	0
Contributed Surplus
Options Granted	gmsqf_OptionsGranted	2,639
[Profit (loss)]	ifrs-full_ProfitLoss	0
Private Placement, Amount	gmsqf_PrivatePlacementAmount	0
[Accumulated Deficit]
Options Granted	gmsqf_OptionsGranted	0
[Profit (loss)]	ifrs-full_ProfitLoss	(263,110)
Private Placement, Amount	gmsqf_PrivatePlacementAmount	0
Warrants
Options Granted	gmsqf_OptionsGranted	0
[Profit (loss)]	ifrs-full_ProfitLoss	0
Private Placement, Amount	gmsqf_PrivatePlacementAmount	0
Non-Controlling Interest
Options Granted	gmsqf_OptionsGranted	0
[Profit (loss)]	ifrs-full_ProfitLoss	0
Private Placement, Amount	gmsqf_PrivatePlacementAmount	0
Contingently Issuable Shares and Options
Options Granted	gmsqf_OptionsGranted	0
[Profit (loss)]	ifrs-full_ProfitLoss	0
Private Placement, Amount	gmsqf_PrivatePlacementAmount	$ 0